Investment Portfolioas of September 30, 2023 (Unaudited)
DWS Equity 500 Index VIP
	Shares	Value ($)

Common Stocks 99.4%
Communication Services 8.8%
Diversified Telecommunication Services 0.7%
AT&T, Inc.	124,051	1,863,246
Verizon Communications, Inc.	73,012	2,366,319
		4,229,565
Entertainment 1.3%
Activision Blizzard, Inc.	12,456	1,166,255
Electronic Arts, Inc.	4,270	514,108
Live Nation Entertainment, Inc.*	2,443	202,867
Netflix, Inc.*	7,699	2,907,142
Take-Two Interactive Software, Inc.*	2,732	383,546
Walt Disney Co.*	31,768	2,574,796
Warner Bros Discovery, Inc.*	38,304	415,982
		8,164,696
Interactive Media & Services 5.8%
Alphabet, Inc. "A"*	103,082	13,489,310
Alphabet, Inc. "C"*	87,677	11,560,212
Match Group, Inc.*	4,907	192,232
Meta Platforms, Inc. "A"*	38,613	11,592,009
		36,833,763
Media 0.8%
Charter Communications, Inc. "A"*	1,767	777,162
Comcast Corp. "A"	71,506	3,170,576
Fox Corp. "A"	4,253	132,694
Fox Corp. "B"	2,400	69,312
Interpublic Group of Companies, Inc.	6,780	194,315
News Corp. "A"	6,585	132,095
News Corp. "B"	2,250	46,957
Omnicom Group, Inc.	3,403	253,455
Paramount Global "B"	8,299	107,057
		4,883,623
Wireless Telecommunication Services 0.2%
T-Mobile U.S., Inc.*	8,993	1,259,470
Consumer Discretionary 10.6%
Automobile Components 0.1%
Aptiv PLC*	4,906	483,682
BorgWarner, Inc.	4,092	165,194
		648,876
Automobiles 2.2%
Ford Motor Co.	68,364	849,081
General Motors Co.	23,869	786,961
Tesla, Inc.*	47,973	12,003,804
		13,639,846
Broadline Retail 3.3%
Amazon.com, Inc.*	157,751	20,053,307

eBay, Inc.	9,199	405,584
Etsy, Inc.*	2,041	131,808
		20,590,699
Distributors 0.1%
Genuine Parts Co.	2,434	351,421
LKQ Corp.	4,653	230,370
Pool Corp.	688	244,997
		826,788
Hotels, Restaurants & Leisure 2.1%
Airbnb, Inc. "A"*	7,403	1,015,766
Booking Holdings, Inc.*	620	1,912,049
Caesars Entertainment, Inc.*	3,733	173,025
Carnival Corp.*	17,392	238,618
Chipotle Mexican Grill, Inc.*	480	879,278
Darden Restaurants, Inc.	2,142	306,777
Domino's Pizza, Inc.	595	225,380
Expedia Group, Inc.*	2,386	245,925
Hilton Worldwide Holdings, Inc.	4,547	682,868
Las Vegas Sands Corp.	5,828	267,156
Marriott International, Inc. "A"	4,355	856,019
McDonald's Corp.	12,666	3,336,731
MGM Resorts International*	4,779	175,676
Norwegian Cruise Line Holdings Ltd.*	7,483	123,320
Royal Caribbean Cruises Ltd.*	4,094	377,221
Starbucks Corp.	19,895	1,815,817
Wynn Resorts Ltd.	1,664	153,770
Yum! Brands, Inc.	4,854	606,459
		13,391,855
Household Durables 0.3%
D.R. Horton, Inc.	5,286	568,086
Garmin Ltd.	2,690	282,988
Lennar Corp. "A"	4,375	491,006
Mohawk Industries, Inc.*	953	81,777
NVR, Inc.*	57	339,908
PulteGroup, Inc.	3,803	281,612
Whirlpool Corp.	955	127,684
		2,173,061
Leisure Products 0.0%
Hasbro, Inc.	2,215	146,500
Specialty Retail 2.1%
AutoZone, Inc.*	316	802,637
Bath & Body Works, Inc.	4,043	136,653
Best Buy Co., Inc.	3,327	231,127
CarMax, Inc.*	2,793	197,549
Home Depot, Inc.	17,472	5,279,339
Lowe's Companies, Inc.	10,184	2,116,643
O'Reilly Automotive, Inc.*	1,048	952,485
Ross Stores, Inc.	5,929	669,681
TJX Companies, Inc.	19,971	1,775,022
Tractor Supply Co.	1,882	382,140
Ulta Beauty, Inc.*	860	343,527
		12,886,803
Textiles, Apparel & Luxury Goods 0.4%
NIKE, Inc. "B"	21,259	2,032,786
Ralph Lauren Corp.	715	83,004

Tapestry, Inc.	4,125	118,594
VF Corp.	6,006	106,126
		2,340,510
Consumer Staples 6.5%
Beverages 1.6%
Brown-Forman Corp. "B"	3,119	179,935
Coca-Cola Co.	67,620	3,785,368
Constellation Brands, Inc. "A"	2,796	702,719
Keurig Dr Pepper, Inc.	17,432	550,328
Molson Coors Beverage Co. "B"	3,194	203,106
Monster Beverage Corp.*	12,914	683,796
PepsiCo, Inc.	23,942	4,056,733
		10,161,985
Consumer Staples Distribution & Retail 1.8%
Costco Wholesale Corp.	7,700	4,350,192
Dollar General Corp.	3,788	400,770
Dollar Tree, Inc.*	3,585	381,623
Kroger Co.	11,512	515,162
Sysco Corp.	8,722	576,088
Target Corp.	8,031	887,988
Walgreens Boots Alliance, Inc.	12,311	273,797
Walmart, Inc.	24,823	3,969,942
		11,355,562
Food Products 1.0%
Archer-Daniels-Midland Co.	9,313	702,386
Bunge Ltd.	2,633	285,022
Campbell Soup Co.	3,352	137,700
Conagra Brands, Inc.	8,169	223,994
General Mills, Inc.	10,139	648,795
Hormel Foods Corp.	5,150	195,855
Kellogg Co.	4,570	271,961
Kraft Heinz Co.	13,832	465,308
Lamb Weston Holdings, Inc.	2,524	233,369
McCormick & Co., Inc.	4,441	335,917
Mondelez International, Inc. "A"	23,652	1,641,449
The Hershey Co.	2,599	520,008
The J.M. Smucker Co.	1,765	216,936
Tyson Foods, Inc. "A"	4,898	247,300
		6,126,000
Household Products 1.3%
Church & Dwight Co., Inc.	4,316	395,475
Clorox Co.	2,110	276,537
Colgate-Palmolive Co.	14,427	1,025,904
Kimberly-Clark Corp.	5,875	709,994
Procter & Gamble Co.	40,978	5,977,051
		8,384,961
Personal Care Products 0.2%
Estee Lauder Companies, Inc. "A"	4,026	581,958
Kenvue, Inc.	30,164	605,693
		1,187,651
Tobacco 0.6%
Altria Group, Inc.	30,835	1,296,612
Philip Morris International, Inc.	26,972	2,497,068
		3,793,680

Energy 4.7%
Energy Equipment & Services 0.4%
Baker Hughes Co.	17,553	619,972
Halliburton Co.	15,611	632,246
Schlumberger NV	24,647	1,436,920
		2,689,138
Oil, Gas & Consumable Fuels 4.3%
APA Corp.	5,443	223,707
Chevron Corp.	30,836	5,199,566
ConocoPhillips	20,819	2,494,116
Coterra Energy, Inc.	13,022	352,245
Devon Energy Corp.	11,093	529,136
Diamondback Energy, Inc.	3,100	480,128
EOG Resources, Inc.	10,106	1,281,037
EQT Corp.	6,402	259,793
Exxon Mobil Corp.	69,573	8,180,394
Hess Corp.	4,790	732,870
Kinder Morgan, Inc.	33,466	554,866
Marathon Oil Corp.	10,449	279,511
Marathon Petroleum Corp.	6,953	1,052,267
Occidental Petroleum Corp.	11,526	747,807
ONEOK, Inc.	10,117	641,721
Phillips 66	7,743	930,322
Pioneer Natural Resources Co.	4,060	931,973
Targa Resources Corp.	3,853	330,279
Valero Energy Corp.	6,138	869,816
Williams Companies, Inc.	21,093	710,623
		26,782,177
Financials 12.7%
Banks 3.0%
Bank of America Corp.	120,145	3,289,570
Citigroup, Inc.	33,421	1,374,606
Citizens Financial Group, Inc.	8,089	216,785
Comerica, Inc.	2,308	95,897
Fifth Third Bancorp.	11,886	301,072
Huntington Bancshares, Inc.	24,849	258,430
JPMorgan Chase & Co.	50,505	7,324,235
KeyCorp.	16,565	178,240
M&T Bank Corp.	2,846	359,877
PNC Financial Services Group, Inc.	6,929	850,673
Regions Financial Corp.	16,534	284,385
Truist Financial Corp.	23,047	659,375
U.S. Bancorp.	27,013	893,050
Wells Fargo & Co.	63,598	2,598,614
Zions Bancorp. NA	2,536	88,481
		18,773,290
Capital Markets 2.8%
Ameriprise Financial, Inc.	1,783	587,819
Bank of New York Mellon Corp.	13,508	576,116
BlackRock, Inc.	2,437	1,575,496
Blackstone, Inc.	12,332	1,321,251
Cboe Global Markets, Inc.	1,818	283,990
Charles Schwab Corp.	25,900	1,421,910
CME Group, Inc.	6,262	1,253,778

FactSet Research Systems, Inc.	659	288,154
Franklin Resources, Inc.	5,014	123,244
Intercontinental Exchange, Inc.	9,924	1,091,838
Invesco Ltd.	8,046	116,828
MarketAxess Holdings, Inc.	668	142,712
Moody's Corp.	2,744	867,570
Morgan Stanley	22,166	1,810,297
MSCI, Inc.	1,373	704,459
Nasdaq, Inc.	5,991	291,103
Northern Trust Corp.	3,558	247,210
Raymond James Financial, Inc.	3,255	326,900
S&P Global, Inc.	5,651	2,064,932
State Street Corp.	5,522	369,753
T. Rowe Price Group, Inc.	3,859	404,693
The Goldman Sachs Group, Inc.	5,728	1,853,409
		17,723,462
Consumer Finance 0.4%
American Express Co.	10,105	1,507,565
Capital One Financial Corp.	6,613	641,791
Discover Financial Services	4,335	375,541
Synchrony Financial	7,210	220,410
		2,745,307
Financial Services 4.3%
Berkshire Hathaway, Inc. "B"*	31,697	11,103,459
Fidelity National Information Services, Inc.	10,265	567,347
Fiserv, Inc.*	10,581	1,195,230
FleetCor Technologies, Inc.*	1,263	322,494
Global Payments, Inc.	4,509	520,293
Jack Henry & Associates, Inc.	1,306	197,389
Mastercard, Inc. "A"	14,457	5,723,671
PayPal Holdings, Inc.*	19,058	1,114,131
Visa, Inc. "A"	27,920	6,421,879
		27,165,893
Insurance 2.2%
Aflac, Inc.	9,400	721,450
Allstate Corp.	4,530	504,687
American International Group, Inc.	12,332	747,319
Aon PLC "A"	3,520	1,141,254
Arch Capital Group Ltd.*	6,461	515,006
Arthur J. Gallagher & Co.	3,770	859,296
Assurant, Inc.	925	132,812
Brown & Brown, Inc.	4,166	290,954
Chubb Ltd.	7,126	1,483,491
Cincinnati Financial Corp.	2,773	283,650
Everest Group Ltd.	762	283,213
Globe Life, Inc.	1,462	158,963
Hartford Financial Services Group, Inc.	5,302	375,965
Loews Corp.	3,303	209,113
Marsh & McLennan Companies, Inc.	8,571	1,631,061
MetLife, Inc.	10,977	690,563
Principal Financial Group, Inc.	3,849	277,397
Progressive Corp.	10,134	1,411,666
Prudential Financial, Inc.	6,314	599,136
Travelers Companies, Inc.	3,945	644,258
W.R. Berkley Corp.	3,627	230,278
Willis Towers Watson PLC	1,835	383,442
		13,574,974

Health Care 13.3%
Biotechnology 2.1%
AbbVie, Inc.	30,663	4,570,627
Amgen, Inc.	9,288	2,496,243
Biogen, Inc.*	2,510	645,095
Gilead Sciences, Inc.	21,633	1,621,177
Incyte Corp.*	3,300	190,641
Moderna, Inc.*	5,705	589,269
Regeneron Pharmaceuticals, Inc.*	1,853	1,524,945
Vertex Pharmaceuticals, Inc.*	4,474	1,555,789
		13,193,786
Health Care Equipment & Supplies 2.6%
Abbott Laboratories	30,136	2,918,672
Align Technology, Inc.*	1,226	374,322
Baxter International, Inc.	8,709	328,678
Becton Dickinson & Co.	5,035	1,301,699
Boston Scientific Corp.*	25,423	1,342,334
DENTSPLY SIRONA, Inc.	3,565	121,780
Dexcom, Inc.*	6,734	628,282
Edwards Lifesciences Corp.*	10,540	730,211
GE HealthCare Technologies, Inc.	6,762	460,086
Hologic, Inc.*	4,339	301,127
IDEXX Laboratories, Inc.*	1,439	629,232
Insulet Corp.*	1,195	190,591
Intuitive Surgical, Inc.*	6,118	1,788,230
Medtronic PLC	23,112	1,811,056
ResMed, Inc.	2,591	383,131
STERIS PLC	1,707	374,550
Stryker Corp.	5,872	1,604,641
Teleflex, Inc.	799	156,932
The Cooper Companies, Inc.	851	270,627
Zimmer Biomet Holdings, Inc.	3,673	412,184
		16,128,365
Health Care Providers & Services 3.0%
Cardinal Health, Inc.	4,387	380,879
Cencora, Inc.	2,921	525,692
Centene Corp.*	9,360	644,717
Cigna Group	5,140	1,470,400
CVS Health Corp.	22,348	1,560,337
DaVita, Inc.*	936	88,480
Elevance Health, Inc.	4,087	1,779,562
HCA Healthcare, Inc.	3,488	857,978
Henry Schein, Inc.*	2,296	170,478
Humana, Inc.	2,150	1,046,018
Laboratory Corp. of America Holdings	1,563	314,241
McKesson Corp.	2,341	1,017,984
Molina Healthcare, Inc.*	1,026	336,415
Quest Diagnostics, Inc.	1,947	237,261
UnitedHealth Group, Inc.	16,092	8,113,426
Universal Health Services, Inc. "B"	1,111	139,686
		18,683,554
Life Sciences Tools & Services 1.5%
Agilent Technologies, Inc.	5,114	571,847
Bio-Rad Laboratories, Inc. "A"*	374	134,060
Bio-Techne Corp.	2,811	191,345
Charles River Laboratories International, Inc.*	910	178,342

Danaher Corp.	11,412	2,831,317
Illumina, Inc.*	2,778	381,364
IQVIA Holdings, Inc.*	3,168	623,304
Mettler-Toledo International, Inc.*	377	417,742
Revvity, Inc.	2,202	243,761
Thermo Fisher Scientific, Inc.	6,703	3,392,858
Waters Corp.*	1,017	278,872
West Pharmaceutical Services, Inc.	1,281	480,644
		9,725,456
Pharmaceuticals 4.1%
Bristol-Myers Squibb Co.	36,242	2,103,486
Catalent, Inc.*	3,163	144,011
Eli Lilly & Co.	13,856	7,442,473
Johnson & Johnson	41,832	6,515,334
Merck & Co., Inc.	44,084	4,538,448
Organon & Co.	4,721	81,957
Pfizer, Inc.	98,015	3,251,158
Viatris, Inc.	21,497	211,960
Zoetis, Inc.	7,989	1,389,926
		25,678,753
Industrials 8.3%
Aerospace & Defense 1.5%
Axon Enterprise, Inc.*	1,217	242,171
Boeing Co.*	9,868	1,891,498
General Dynamics Corp.	3,908	863,551
Howmet Aerospace, Inc.	6,786	313,852
Huntington Ingalls Industries, Inc.	705	144,229
L3Harris Technologies, Inc.	3,283	571,636
Lockheed Martin Corp.	3,896	1,593,308
Northrop Grumman Corp.	2,466	1,085,508
RTX Corp.	25,273	1,818,898
Textron, Inc.	3,414	266,770
TransDigm Group, Inc.*	958	807,719
		9,599,140
Air Freight & Logistics 0.6%
C.H. Robinson Worldwide, Inc.	2,045	176,136
Expeditors International of Washington, Inc.	2,563	293,797
FedEx Corp.	4,021	1,065,243
United Parcel Service, Inc. "B"	12,554	1,956,792
		3,491,968
Building Products 0.4%
A.O. Smith Corp.	2,237	147,933
Allegion PLC	1,579	164,532
Carrier Global Corp.	14,547	802,994
Johnson Controls International PLC	11,739	624,632
Masco Corp.	3,960	211,662
Trane Technologies PLC	3,958	803,118
		2,754,871
Commercial Services & Supplies 0.5%
Cintas Corp.	1,500	721,515
Copart, Inc.*	15,168	653,589
Republic Services, Inc.	3,581	510,328
Rollins, Inc.	4,878	182,096
Waste Management, Inc.	6,390	974,092
		3,041,620

Construction & Engineering 0.1%
Quanta Services, Inc.	2,510	469,546
Electrical Equipment 0.6%
AMETEK, Inc.	3,994	590,154
Eaton Corp. PLC	6,945	1,481,230
Emerson Electric Co.	9,932	959,133
Generac Holdings, Inc.*	1,102	120,074
Rockwell Automation, Inc.	1,990	568,881
		3,719,472
Ground Transportation 0.8%
CSX Corp.	34,813	1,070,500
J.B. Hunt Transport Services, Inc.	1,411	266,002
Norfolk Southern Corp.	3,956	779,055
Old Dominion Freight Line, Inc.	1,557	637,031
Union Pacific Corp.	10,582	2,154,812
		4,907,400
Industrial Conglomerates 0.8%
3M Co.	9,592	898,003
General Electric Co.	18,913	2,090,832
Honeywell International, Inc.	11,534	2,130,791
		5,119,626
Machinery 1.8%
Caterpillar, Inc.	8,865	2,420,145
Cummins, Inc.	2,451	559,956
Deere & Co.	4,737	1,787,649
Dover Corp.	2,407	335,801
Fortive Corp.	6,101	452,450
IDEX Corp.	1,319	274,378
Illinois Tool Works, Inc.	4,773	1,099,270
Ingersoll Rand, Inc.	6,996	445,785
Nordson Corp.	938	209,334
Otis Worldwide Corp.	7,159	574,939
PACCAR, Inc.	9,070	771,131
Parker-Hannifin Corp.	2,229	868,240
Pentair PLC	2,958	191,531
Snap-on, Inc.	930	237,206
Stanley Black & Decker, Inc.	2,690	224,830
Westinghouse Air Brake Technologies Corp.	3,083	327,630
Xylem, Inc.	4,140	376,864
		11,157,139
Passenger Airlines 0.2%
Alaska Air Group, Inc.*	2,169	80,426
American Airlines Group, Inc.*	11,533	147,738
Delta Air Lines, Inc.	11,115	411,255
Southwest Airlines Co.	10,356	280,337
United Airlines Holdings, Inc.*	5,616	237,557
		1,157,313
Professional Services 0.8%
Automatic Data Processing, Inc.	7,156	1,721,590
Broadridge Financial Solutions, Inc.	2,048	366,694
Ceridian HCM Holding, Inc.*	2,730	185,231
Equifax, Inc.	2,116	387,609
Jacobs Solutions, Inc.	2,221	303,167
Leidos Holdings, Inc.	2,357	217,221
Paychex, Inc.	5,557	640,889

Paycom Software, Inc.	857	222,194
Robert Half, Inc.	1,913	140,185
Verisk Analytics, Inc.	2,518	594,852
		4,779,632
Trading Companies & Distributors 0.2%
Fastenal Co.	9,881	539,898
United Rentals, Inc.	1,184	526,371
W.W. Grainger, Inc.	772	534,100
		1,600,369
Information Technology 27.3%
Communications Equipment 0.9%
Arista Networks, Inc.*	4,325	795,497
Cisco Systems, Inc.	70,776	3,804,918
F5, Inc.*	1,033	166,457
Juniper Networks, Inc.	5,797	161,099
Motorola Solutions, Inc.	2,918	794,396
		5,722,367
Electronic Equipment, Instruments & Components 0.6%
Amphenol Corp. "A"	10,346	868,961
CDW Corp.	2,324	468,890
Corning, Inc.	13,208	402,448
Keysight Technologies, Inc.*	3,073	406,589
TE Connectivity Ltd.	5,428	670,521
Teledyne Technologies, Inc.*	825	337,078
Trimble, Inc.*	4,238	228,259
Zebra Technologies Corp. "A"*	899	212,640
		3,595,386
IT Services 1.2%
Accenture PLC "A"	10,959	3,365,618
Akamai Technologies, Inc.*	2,686	286,166
Cognizant Technology Solutions Corp. "A"	8,774	594,351
DXC Technology Co.*	3,473	72,343
EPAM Systems, Inc.*	1,030	263,361
Gartner, Inc.*	1,368	470,058
International Business Machines Corp.	15,846	2,223,194
VeriSign, Inc.*	1,549	313,719
		7,588,810
Semiconductors & Semiconductor Equipment 7.4%
Advanced Micro Devices, Inc.*	28,039	2,882,970
Analog Devices, Inc.	8,698	1,522,933
Applied Materials, Inc.	14,581	2,018,739
Broadcom, Inc.	7,170	5,955,259
Enphase Energy, Inc.*	2,412	289,802
First Solar, Inc.*	1,853	299,426
Intel Corp.	72,886	2,591,097
KLA Corp.	2,371	1,087,483
Lam Research Corp.	2,314	1,450,346
Microchip Technology, Inc.	9,517	742,802
Micron Technology, Inc.	19,055	1,296,312
Monolithic Power Systems, Inc.	826	381,612
NVIDIA Corp.	42,912	18,666,291
NXP Semiconductors NV	4,462	892,043
ON Semiconductor Corp.*	7,486	695,824
Qorvo, Inc.*	1,641	156,666
QUALCOMM, Inc.	19,373	2,151,565

Skyworks Solutions, Inc.	2,794	275,460
SolarEdge Technologies, Inc.*	1,003	129,898
Teradyne, Inc.	2,734	274,658
Texas Instruments, Inc.	15,758	2,505,680
		46,266,866
Software 10.0%
Adobe, Inc.*	7,918	4,037,388
ANSYS, Inc.*	1,500	446,325
Autodesk, Inc.*	3,700	765,567
Cadence Design Systems, Inc.*	4,746	1,111,988
Fair Isaac Corp.*	431	374,337
Fortinet, Inc.*	11,319	664,199
Gen Digital, Inc.	10,102	178,603
Intuit, Inc.	4,865	2,485,723
Microsoft Corp.	129,079	40,756,694
Oracle Corp.	27,346	2,896,488
Palo Alto Networks, Inc.*	5,327	1,248,862
PTC, Inc.*	2,046	289,877
Roper Technologies, Inc.	1,851	896,402
Salesforce, Inc.*	16,916	3,430,227
ServiceNow, Inc.*	3,555	1,987,103
Synopsys, Inc.*	2,630	1,207,091
Tyler Technologies, Inc.*	739	285,358
		63,062,232
Technology Hardware, Storage & Peripherals 7.2%
Apple, Inc.	255,324	43,714,022
Hewlett Packard Enterprise Co.	22,380	388,740
HP, Inc.	14,963	384,549
NetApp, Inc.	3,639	276,127
Seagate Technology Holdings PLC	3,388	223,439
Western Digital Corp.*	5,544	252,973
		45,239,850
Materials 2.4%
Chemicals 1.7%
Air Products & Chemicals, Inc.	3,866	1,095,624
Albemarle Corp.	2,022	343,821
Celanese Corp.	1,753	220,037
CF Industries Holdings, Inc.	3,325	285,086
Corteva, Inc.	12,331	630,854
Dow, Inc.	12,164	627,176
DuPont de Nemours, Inc.	7,951	593,065
Eastman Chemical Co.	2,127	163,183
Ecolab, Inc.	4,396	744,682
FMC Corp.	2,245	150,348
International Flavors & Fragrances, Inc.	4,384	298,857
Linde PLC	8,478	3,156,783
LyondellBasell Industries NV "A"	4,461	422,457
PPG Industries, Inc.	4,071	528,416
Sherwin-Williams Co.	4,126	1,052,336
The Mosaic Co.	5,855	208,438
		10,521,163
Construction Materials 0.1%
Martin Marietta Materials, Inc.	1,068	438,393
Vulcan Materials Co.	2,300	464,646
		903,039

Containers & Packaging 0.2%
Amcor PLC	25,717	235,568
Avery Dennison Corp.	1,431	261,401
Ball Corp.	5,536	275,582
International Paper Co.	5,961	211,437
Packaging Corp. of America	1,524	234,010
Sealed Air Corp.	2,482	81,558
Westrock Co.	4,438	158,880
		1,458,436
Metals & Mining 0.4%
Freeport-McMoRan, Inc.	24,929	929,602
Newmont Corp.	13,769	508,765
Nucor Corp.	4,301	672,461
Steel Dynamics, Inc.	2,752	295,070
		2,405,898
Real Estate 2.4%
Health Care REITs 0.2%
Healthpeak Properties, Inc.	9,588	176,036
Ventas, Inc.	7,071	297,901
Welltower, Inc.	8,981	735,723
		1,209,660
Hotel & Resort REITs 0.0%
Host Hotels & Resorts, Inc.	12,762	205,085
Industrial REITs 0.3%
Prologis, Inc.	16,012	1,796,707
Office REITs 0.1%
Alexandria Real Estate Equities, Inc.	2,664	266,666
Boston Properties, Inc.	2,591	154,113
		420,779
Real Estate Management & Development 0.1%
CBRE Group, Inc. "A"*	5,356	395,594
CoStar Group, Inc.*	7,059	542,767
		938,361
Residential REITs 0.3%
AvalonBay Communities, Inc.	2,476	425,228
Camden Property Trust	1,902	179,891
Equity Residential	6,024	353,669
Essex Property Trust, Inc.	1,089	230,966
Invitation Homes, Inc.	9,985	316,425
Mid-America Apartment Communities, Inc.	1,979	254,598
UDR, Inc.	5,380	191,905
		1,952,682
Retail REITs 0.3%
Federal Realty Investment Trust	1,234	111,837
Kimco Realty Corp.	11,100	195,249
Realty Income Corp.	12,196	609,068
Regency Centers Corp.	2,876	170,950
Simon Property Group, Inc.	5,648	610,154
		1,697,258
Specialized REITs 1.1%
American Tower Corp.	8,124	1,335,992
Crown Castle, Inc.	7,535	693,446

Digital Realty Trust, Inc.	5,248	635,113
Equinix, Inc.	1,629	1,183,077
Extra Space Storage, Inc.	3,696	449,360
Iron Mountain, Inc.	5,153	306,346
Public Storage	2,748	724,153
SBA Communications Corp.	1,869	374,118
VICI Properties, Inc.	17,703	515,157
Weyerhaeuser Co.	12,572	385,457
		6,602,219
Utilities 2.4%
Electric Utilities 1.6%
Alliant Energy Corp.	4,283	207,511
American Electric Power Co., Inc.	8,926	671,414
Constellation Energy Corp.	5,594	610,194
Duke Energy Corp.	13,427	1,185,067
Edison International	6,627	419,423
Entergy Corp.	3,608	333,740
Evergy, Inc.	4,030	204,321
Eversource Energy	6,159	358,146
Exelon Corp.	17,286	653,238
FirstEnergy Corp.	8,927	305,125
NextEra Energy, Inc.	35,148	2,013,629
NRG Energy, Inc.	3,907	150,498
PG&E Corp.*	36,333	586,051
Pinnacle West Capital Corp.	1,999	147,286
PPL Corp.	12,915	304,277
Southern Co.	18,911	1,223,920
Xcel Energy, Inc.	9,527	545,135
		9,918,975
Gas Utilities 0.0%
Atmos Energy Corp.	2,572	272,452
Independent Power & Renewable Electricity Producers 0.0%
AES Corp.	11,987	182,202
Multi-Utilities 0.7%
Ameren Corp.	4,525	338,606
CenterPoint Energy, Inc.	11,053	296,773
CMS Energy Corp.	5,092	270,436
Consolidated Edison, Inc.	5,998	513,009
Dominion Energy, Inc.	14,496	647,536
DTE Energy Co.	3,611	358,500
NiSource, Inc.	7,349	181,373
Public Service Enterprise Group, Inc.	8,622	490,678
Sempra	10,926	743,296
WEC Energy Group, Inc.	5,449	438,917
		4,279,124
Water Utilities 0.1%
American Water Works Co., Inc.	3,364	416,564
Total Common Stocks (Cost $242,103,209)		624,344,260

	Principal Amount ($)	Value ($)

Government & Agency Obligations 0.0%
U.S. Treasury Obligations
U.S. Treasury Bills, 5.287% (a), 10/26/2023 (b) (Cost $184,321)	185,000	184,348

	Shares	Value ($)

Cash Equivalents 0.5%
DWS Central Cash Management Government Fund, 5.36% (c) (Cost $2,850,248)	2,850,248	2,850,248

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $245,137,778)	99.9	627,378,856
Other Assets and Liabilities, Net	0.1	720,629
Net Assets	100.0	628,099,485
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended September 30, 2023 are as follows:
Value ($) at 12/31/2022	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 9/30/2023	Value ($) at 9/30/2023
Securities Lending Collateral 0.0%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 5.25% (c) (d)
165,065	—	165,065 (e)	—	—	200	—	—	—
Cash Equivalents 0.5%
DWS Central Cash Management Government Fund, 5.36% (c)
1,297,774	57,998,951	56,446,477	—	—	148,381	—	2,850,248	2,850,248
1,462,839	57,998,951	56,611,542	—	—	148,581	—	2,850,248	2,850,248

*	Non-income producing security.
(a)	Annualized yield at time of purchase; not a coupon rate.
(b)	At September 30, 2023, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(e)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended September 30, 2023.

REIT: Real Estate Investment Trust
S&P: Standard & Poor's
At September 30, 2023, open futures contracts purchased were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Depreciation ($)
S&P 500 E-Mini Index	USD	12/15/2023	15	3,369,259	3,244,125	(125,134)

Currency Abbreviation(s)

USD	United States Dollar
Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of September 30, 2023 in valuing the Fund’s investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$624,344,260	$—	$—	$624,344,260
Government & Agency Obligations	—	184,348	—	184,348
Short-Term Investments	2,850,248	—	—	2,850,248
Total	$627,194,508	$184,348	$—	$627,378,856

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (b)
Futures Contracts	$(125,134)	$—	$—	$(125,134)
Total	$(125,134)	$—	$—	$(125,134)

(a)	See Investment Portfolio for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.
Derivatives
The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of September 30, 2023 categorized by the primary underlying risk exposure.
Primary Underlying Risk Disclosure	Futures Contracts
Equity Contracts	$(125,134)
OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
DWS Distributors, Inc., 222 South Riverside Plaza, Chicago, IL 60606, (800) 621-1148
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
vit-equ500-PH3
R-080548-2 (1/25)